STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
STOCK OPTIONS AND WARRANTS [Abstract]
STOCK OPTIONS AND WARRANTS

13.

STOCK OPTIONS AND WARRANTS

Option Grants to Directors Under a Consulting Agreement

In January 2013, the Company granted five-year options to purchase 1,050,000 shares of common stock with an exercise price of $0.38 per share to a director who is also serving as a consultant for a one year period. The fair value of these options amounted to $135,890, calculated using the BSM method and will be expensed over the vesting period. As of September 30, 2013 the Company revalued the unvested options in accordance with ASC 505-50-30, Initial Measurement ("ASC 505-50-30). The subsequent re-measurement produced a value of $158,233 which is being amortized over the service period.

In January 2013, the Company granted five-year options to purchase 3,150,000 shares of common stock with an exercise price of $0.35 per share to a director of the Company who is also serving as a consultant for a three year period. The fair value of these options amounted to $482,391, calculated using the BSM method and will be expensed over the requisite service period. As of September 30, 2013 the Company revalued the unvested options in accordance with ASC 505-50-30. The subsequent re-measurement produced a value of $491,477 which is being amortized over the service period.

Annual Director Grants

In July 2013, in accordance with the Plan, the Company's non-employee directors received an automatic grant of options and restricted stock, for board service for the upcoming year.  In connection with the automatic grants, non-employee directors were granted a total of 773,854 five-year stock options at an exercise price of $0.40 per share and 105,263 shares of restricted common stock (see Note 12). Of the 773,854 five-year stock options, 325,278 will vest on December 1, 2013 and the remaining 448,576 stock options vest on June 30, 2014. The value of the options, $184,698, calculated using the BSM option pricing model will be recognized as expense over the vesting periods.

Option Grant to CEO

 On April 26, 2013, the Company granted five-year options to purchase 6,300,000 shares of common stock with an exercise price of $0.34 per share to its Chief Executive Officer and Chief Technology Officer. The fair value of the options amounted to $844,507, calculated using the BSM method. One third of the options vested April 26, 2013 and the remaining two-thirds vest in equal increments on January 1, 2014 and 2015.

Option Grant to Director of Business Development

In January 2013, the Company granted five-year options to purchase 157,500 shares of common stock with an exercise price of $0.46 per share to its Director of Business Development. The fair value of these options amounted to $24,841, calculated using the BSM method and will be expensed over the vesting period.

Issuance of Warrants with Convertible Debt

In February 2013, the Company issued 984,375 five-year warrants exercisable at $0.381 per share in connection with a $750,000 convertible note. The fair value of the warrants amounted to $265,133, calculated using the BSM method. (See Note 7)

Issuance of Warrants as Finder Fee

In February 2013, the Company issued 78,750 five-year warrants exercisable at $0.38 per share to a third party in conjunction with a financing. The fair value of the warrants amounted to $21,211, calculated using the BSM method. The warrant value and $43,533 in cash paid to a third party are recorded as a deferred asset and being amortized over the term of the note.

Issuance of Warrants for Extension of Maturity Dates on Convertible Debt

During the three months ended June 30, 2013, holders of an aggregate of $295,000 of principal agreed to extend the maturity of their notes to March 2014.  As partial consideration of the extensions the Company issued warrants to purchase 368,467 shares of common stock for $0.381 (adjusted for stock dividend) per share over five years.  (See Note 7)

Option and Warrant Exercises

Cash Exercises

In January 2013, the Company issued 84,000 shares of common stock in exchange for cash of $20,000 upon the exercise of warrants with an exercise price of $0.24 per share.

In May 2013, the Company issued 718,814 shares of common stock in exchange for cash of $113,188 upon the exercise of warrants with exercise prices between $0.14 and $0.19 per share.

Cashless Exercises

In March 2013, the Company issued 1,570,435 shares of common stock upon the cashless exercise of 4,200,000 options with an exercise price of $0.29 per share based upon market price of the Company's common stock ranging from $0.46 to $0.50 per share.

The fair value of each option and warrant is estimated on the date of grant using the BSM option-pricing model. The Company used the following assumptions for options and warrants issued or valued during the nine months ended September 30, 2013:

Risk-free interest rate	0.38% to 1.39%
Expected option life in years	3.0 to 5.0
Expected stock price volatility	45.99% to 93.39%
Expected dividend yield	None

Stock-based compensation expense related to options for the nine months ended September 30, 2013 was approximately $1.0 million. At September 30, 2013, total unrecognized compensation cost related to unvested options granted under the Company's option plans totaled $952,957. This unrecognized compensation cost is expected to be recognized over the next 27 months.

Extension of Options in Settlement of Accrued Interest on Convertible Debt

In conjunction with the repayment of convertible debt with a face value of $100,000, the Company agreed to extend the term of options that expired in June 2013 to June 2014, in settlement of accrued interest on the convertible note totaling $26,532.  The fair value of the extended options was determined using the BSM method and the following assumptions: volatility of 79.43%, an expected term of approximately one year, a risk-free discount rate of 0.15% and no dividends, totaling $134,192. The excess of the fair value of the extended options over the accrued interest was recorded as additional interest expense of $107,522 which will be expensed over a one year period.

16.

STOCK OPTIONS AND WARRANTS

The fair value of option and warrants granted during the periods presented is estimated on the date of grant using the BSM option pricing model.  We used the following assumptions for options granted in the following periods:

For the Year Ended December 31,
	2012	2011	2010
Expected volatility	54.75% - 64.15%	69.2% - 112.58%	104.7% - 107.92%
Expected remaining term	3 - 4 years	3 - 5 years	2.5 - 5 years
Risk-free interest rate	0.39% - 0.87%	0.39% - 2.06%	0.89% - 2.95%
Expected dividend yield	None	None	None

Stock-based compensation expense (excluding charges related to restricted stock) for the years ended December 31, 2012, 2011 and 2010 was $1,465,692, $6,478,229 and $5,339,556, respectively net of cancellations/forfeitures.  As of December 31, 2012, there was $210,400 of total unrecognized compensation cost related to unvested options granted under the Company&#65533;s option plans.  This unrecognized compensation cost is expected to be recognized over the next 2.25 years.

EMPLOYEE FIXED STOCK OPTION PLANS:

2000 Long Term Incentive Program

On August 18, 2000, the Company adopted a Long Term Incentive Program, which provides for the granting of 4,000,000 stock options and stock appreciation rights ("SARs") to key employees.  Options granted may be either Incentive Stock Options (&#65533;ISOs&#65533;), pursuant to provisions of the Internal Revenue Code, non-qualified options, or restricted stock awards.  The stock options are exercisable for a period no longer than ten years after the date they are granted.  Pursuant to the terms of the Plan, no new awards may be granted under the Plan after September 1, 2002.  As of December 31, 2011 no options were outstanding under the Plan.  Options to purchase 40,000 shares of common stock at $0.28 per share were exercised during 2011.  No further grants will be made and the plan has expired.

2003 Equity Incentive Plan

On November 17, 2003, the Company adopted the 2003 Equity Incentive Program, which provides for the granting of 4,000,000 stock options and SARs to key employees.  Options granted may be either ISOs, pursuant to provisions of the Internal Revenue Code, non-qualified options, or restricted stock awards. Exercise prices of stock options are generally not less than the fair market value of common stock on the grant date. Options vest at a rate of at least 20% per year over five years from the date the option is granted. Stock options are exercisable for a period no longer than ten years after the date they are granted. The Plan shall terminate November 17, 2013.  As of December 31, 2012 options to purchase 135,500 shares of common stock at $1.10 per share are outstanding under this Plan.

2003 Stock Option Plan for Outside Directors and Advisory Board Members

On November 17, 2003, the Company adopted the 2003 Stock Option Plan for Outside Directors and Advisory Board Members, which provided for the granting of 2,000,000 stock options, and increased on August 2, 2005 to 4,500,000, stock options to members of these Boards who are not full or part time employees of the Company. At December 31, 2012 options to purchase 755,000 shares of common stock at exercise prices ranging from $1.10 to $1.43 per share are outstanding under this Plan. The Plan shall continue in existence for a term of ten years unless terminated by the Company.

2006 Equity Incentive Plan

In May 2006, the Board approved the 2006 Equity Incentive Plan (the &#65533;2006 Plan&#65533;), and as part of that approval, agreed to not issue any awards under the 2003 Equity Incentive Plan and 2003 Stock Option Plan for Outside Directors and Advisory Board Members.

This plan, as amended, provides for the Company to issue up to 30,000,000 stock options, stock appreciation rights, restricted stock or restricted stock units to our directors, employees and consultants.

Under the 2006 Plan, all of our Directors who are not employees or 10% shareholders and all Director Advisors automatically receive a grant of restricted stock and options with the number of shares and options based upon market price at the time of grant.

		Restricted
	Options (1)	Stock (1)(2)(3)
Qualifying Event
Initial appointment as Chairman of the Board	$75,000	$75,000
Initial election or appointment of non-employee Director	$40,000	$40,000
Initial appointment as an Advisory Board member	$15,000	$10,000
Annual grant to Chairman of the Board	$40,000	$40,000
Annual grant to non-employee Director	$25,000	$25,000
Annual grant to Advisory Board Member	$10,000	$5,000
Initial appointment and annual grant of and to a non-employee director as Lead Director (4)
or Chairman of a member of the following: Audit Committee, Compensation Committee and
other committees at the discretion of the Compensation Committee	$15,000	$15,000
Initial appointment of an annual grant to a non-employee Director to the following:
Audit Committee, Compensation Committee and other committees at the discretion of the
Compensation Committee	$10,000	$10,000

&#65533;&#65533;&#65533;&#65533;&#65533;&#65533;&#65533;

(1)	In the event that the Company does not have authorized capital, these persons will receive grants of cash settled SARs.
(2)	The Director or Director Advisor may elect options instead of restricted stock in order to defer income taxes.
(3)	The Director or Director Advisor may at their option receive restricted stock units in lieu of restricted stock.
(4)

The Board may, when the Chairman is an employee, appoint a Director to act as Lead Director who will have all of the authority customarily associated with such a position. Our Board has appointed a Lead Director.

The initial grants to a Chairman of the Board, Board member and Advisory Board member shall vest in annual installments over three years and all other grants shall vest annually, all subject to the person&#65533;s continued service in the same capacity on the applicable vesting date.  Generally, common stock may not be sold by our directors for six months after resignation.

Limitation on Awards

The exercise price of options or SARs granted under the 2006 Plan shall not be less than the fair market value of the underlying common stock at the time of grant. In the case of ISOs, the exercise price may not be less than 110% of the fair market value in the case of 10% shareholders. Options and SARs granted under the 2006 Plan shall expire no later than five years after the date of grant. The option price may be paid in United States dollars by check or wire transfer or, at the discretion of the Board or Compensation Committee, by delivery of shares of our common stock having fair market value equal as of the date of exercise to the cash exercise price, or a combination thereof.

A maximum of 30,000,000 shares are available for grant under the 2006 Plan, as amended, and all outstanding options under the Plan provide a cashless exercise feature.  The identification of individuals entitled to receive awards, the terms of the awards, and the number of shares subject to individual awards, are determined by our Board of Directors or the Compensation Committee, at their sole discretion.  The aggregate number of shares with respect to which options or stock awards may be granted under the 2006 Plan and the purchase price per share, if applicable, shall be adjusted for any increase or decrease in the number of issued shares resulting from a stock dividend, stock split, reverse stock split, recapitalization or similar event.  As of December 31, 2012 options to purchase 8,847,839 shares of common stock were outstanding under the 2006 Plan.

Expired options relate to options that have terminated because the expiration date has passed or have expired because the employee&#65533;s employment has been terminated, and the relevant expiration period has passed.

Employee Fixed Plan Options

	For the Years Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	8,408,320	$0.55	11,730,805	$0.58	11,468,735	$0.69

Granted	1,634,743	$0.47	513,891	$0.52	937,842	$0.67

Exercised	-	$-	(584,000)	$0.28	(675,772)	$0.27

Forfeited	(259,724)	$0.49	(25,000)	$0.47	-	$-

Expired	(45,000)	$1.43	(3,227,376)	$0.78	-	$-

Outstanding at end of year	9,738,339	$0.53	8,408,320	$0.55	11,730,805	$0.58

Exercisable at end of year	8,506,929	$0.54	7,919,429	$0.55	11,384,685	$0.57

Outstanding
Weighted average remaining contractual term		2.35		3.02		2.73
Aggregate intrinsic value		$29,188		$81,613		$383,371
Weighted average grant date fair value		$0.21		$0.25		$0.24

Exercisable
Weighted average remaining contractual term		1.90		2.93		2.69
Aggregate intrinsic value		$29,188		$81,613		$383,371

2012

In January 2012, the Company granted five year options to purchase 1,060,000 shares of common stock to certain employees at an exercise price of $0.44 per share.  The fair value of these options amounted to $225,302, calculated using the BSM method, and will be expensed over a three year period, one-third per year.

In March 2012, upon the appointment of a new board member, the Company granted five year options to purchase 123,076 shares of common stock at exercise prices of $0.65 per share.  The fair value of these options amounted to $39,027, calculated using the BSM method, and will be expensed over a three year period, one-third per year.

In July 2012, in accordance with the 2006 Plan, the Company&#65533;s advisory board member received an automatic grant of 30,000 five-year stock options with an exercise price of $0.50 per share for service as an advisory board member for the upcoming year.  The options vest on June 30, 2013, subject to the continued service as an advisory board member.  The value of the options, $5,528, calculated using the BSM option pricing model, based upon the market value of the Company's common stock on the date of the grant, will be recognized as expense over the one-year vesting period.

In July 2012, in accordance with the 2006 Plan, the Company&#65533;s non-employee directors received an automatic grant of options and restricted stock for board service for the upcoming year.  In connection with the automatic grants, non-employee directors were granted a total of 380,000 five-year stock options at an exercise price of $0.50 per share.  The options vest on June 30, 2013, subject to the continued service of each applicable person as a director.  The value of the options, $70,019, calculated using the BSM option pricing model and, will be recognized as expense over the one-year vesting period.

On July 3, 2012, in connection with a non-employee board member&#65533;s appointment to the compensation committee, the committee member received an automatic grant under the 2006 Plan of 41,667 five-year stock options at an exercise price of $0.48 per share.  The options vest in three equal annual increments over a three year period with the first vesting date being one year from the date of the automatic grant.  The value of the options, $8,410, calculated using the BSM option pricing model, based upon the market value of the Company's common stock on the date of the grant, will be recognized as expense over a three-year vesting period.

2011

During the three months ended March 31, 2011, the Company issued 544,000 shares of common stock in exchange for $152,320 in connection with the exercise of options with exercise prices of $0.28 per share.  In addition, the Company issued 21,333 shares of common stock in connection with the cashless exercise of options to purchase 40,000 shares of common stock at an exercise price of $0.28 per share and based upon a market price of the Company&#65533;s common stock of $0.60 per share.

In July 2011, the Company granted directors five-year options to purchase 287,037 shares of the Company&#65533;s common stock at an exercise price of $0.54 per share as compensation for their board service for the coming year.

In July 2011, the Company granted advisory board members five-year options to purchase 101,854 shares of the Company&#65533;s common stock at an exercise price of $0.54 per share as compensation for their advisory board service for the coming year. In August 2011, the Company granted an employee five-year options to purchase 25,000 shares of common stock at an exercise price of $0.47 per share.  The options were subsequently forfeited due to termination.

In September 2011, the Company granted an employee five-year options to purchase 100,000 shares of common stock at an exercise price of $0.45 per share.  The options vest over a three year period.

2010

During the three months ended March 31, 2010, the Company issued 340,000 shares of common stock in exchange for $98,400 in connection with the exercise of options with exercise prices between $0.28 and $0.44 per share.

During the three months ended June 30, 2010, the Company issued 108,667 shares of common stock in exchange for $40,427 in connection with the exercise of options with exercise prices between $0.27 and $0.43 per share.

On July 1, 2010, the Company granted directors five year options to purchase 229,842 shares of common stock at an exercise price of $1.24 per share.

During the three months ended September 30, 2010, the Company issued 175,000 shares of common stock in exchange for $42,750 in connection with the exercise of options with exercise prices between $0.21 and $0.43 per share.

In December 2010, the Company granted five year options to purchase 675,000 share of common stock to non-executive employees of the Company.  The options vested immediately and are exercisable at $0.48 per share.

In December 2010, a director exercised options to purchase 52,105 shares of common stock with an exercise price of $0.48 per share in exchange for $25,010.

Employee Fixed Non-Plan Options

	For the Years Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	46,156,890	$0.56	42,719,462	$0.50	33,115,414	$0.45

Granted	-	$-	10,000,000	$0.48	11,170,000	$0.79

Exercised	(1,542,675)	$0.19	(5,762,572)	$0.23	(1,363,932)	$0.30

Forfeited	(523,324)	$0.28	(750,000)	$0.82	(202,020)	$1.00

Expired	-	$-	(50,000)	$5.00	-	$-

Outstanding at end of year	44,090,891	$0.57	46,156,890	$0.56	42,719,462	$0.50

Exercisable at end of year	44,090,891	$0.57	41,956,894	$0.56	34,086,129	$0.48

Outstanding
Weighted average remaining contractual term		1.87		2.79		3.23
Aggregate intrinsic value		$386,353		$1,497,900		$3,122,540
Weighted average grant date fair value		N/A		$0.33		$0.30

Exercisable
Weighted average remaining contractual term		1.87		2.71		2.88
Aggregate intrinsic value		$386,353		$1,341,900		$3,115,873

2012

During the twelve months ended December 31, 2012, the Company issued 930,332 shares of common stock in exchange for $147,050 in connection with the exercise of options with exercise prices ranging from $0.15 to $0.30 per share.

In addition, the Company issued 612,343 shares of common stock in connection with the cashless exercise of options to purchase 1,135,667 shares of common stock at an exercise prices ranging from $0.15 to $0.36 per share and based upon market prices of the Company&#65533;s common stock ranging from $0.44 to $0.60 per share.

2011

On January 2, 2011, the Company granted its Chief Technology Officer five-year options to purchase 9,000,000 shares of common stock at an exercise price of $0.48 per share.  The options vested one-third upon the signing of the Hydrozonix Agreement, with the remainder vesting in equal installments on each June 30th and December 31st until either the Company has delivered 16 Ecos-Frac&#65533; units to Hydrozonix or on the second anniversary of the Agreement.

On January 18, 2011, coinciding with his appointment as Chief Executive Officer, the Company issued five-year options to purchase 1,000,000 shares of the Company&#65533;s common stock with an exercise price of $0.48 per share.  The options vested 500,000 immediately, and the remainder vested in equal installments on June 30, 2011 and December 31, 2011, subject to the continued employment of the CEO on those dates.  In connection with the issuance, the CEO forfeited five-year options to purchase 750,000 shares of common stock at an exercise price of $0.82 which were granted to him upon his appointment as full-time Executive Chairman in August 2010.

During the three months ended March 31, 2011, the Company issued 514,239 shares of common stock in exchange for $122,320 in connection with the exercise of options with exercise prices ranging from $0.15 to $0.28 per share.  In addition, the Company issued

21,334 shares of common stock in connection with the cashless exercise of options to purchase 40,000 shares of common stock at an exercise price of $0.28 per share and based upon a market price of the Company&#65533;s common stock of $0.60 per share.

During the three months ended June 30, 2011, the Company issued 150,000 shares of common stock upon the exercise of options with an exercise price of $0.15 per share resulting in proceeds to the Company of $22,500.  In addition the Company issued 2,122,833 shares of common stock upon the cashless exercise of 3,997,000 options with exercise prices of between $0.15 and $0.30 per share based upon a market price of the Company&#65533;s common stock of $0.54 per share.

During the three months ended September 30, 2011, the Company issued 380,000 shares of common stock upon the exercise of options with an exercise price of $0.15 per share resulting in proceeds to the Company of $57,000.

In December 2011, the Company issued 681,333 shares of common stock in exchange for $102,200 in connection with the exercise of options with an exercise price of $0.15 per share.

2010

Effective January 5, 2010, the Company granted five year options to purchase 200,000 shares of the Company&#65533;s common stock at an exercise price of $0.43 per share, the fair market value on the date of the grant, to its new Vice President of Business Development.

During the three months ended March 31, 2010, the Company issued 166,667 shares of common stock in exchange for $38,000 in connection with the exercise of options with exercise prices between $0.15 and $0.28 per share.

In April 2010, the Company granted 5 year options to purchase 6,000,000 shares of the Company's common stock exercisable at $1.01 per share.

During the three months ended June 30, 2010, the Company issued 550,000 shares of common stock in exchange for $135,000 in connection with the exercise of options with exercise prices between $0.15 and $0.41 per share.

During the three months ended June 30, 2010, the Company issued 35,776 shares of common stock in exchange for forgiveness of $14,668 of wages payable to an employee in connection with the exercise of options with an exercise price of $0.41 per share.

During the three months ended June 30, 2010, the Company issued 97,980 shares of common stock in exchange for options to purchase 300,000 shares of common stock in connection with the cashless exercise of options with an exercise price of $1.00 per share and based on a market value of the Company&#65533;s common stock of $1.49 per share.

In August the Company granted five year options to purchase 1,000,000 shares of common stock at an exercise price of $0.82 per share in connection with the appointment of the Company&#65533;s executive chairman.

During the three months ended September 30, 2010, the Company issued 307,428 shares of common stock in exchange for $60,080 in connection with the exercise of options with exercise prices between $0.15 and $0.28 per share.

In December 2010, the Company issued 206,081 shares of common stock in connection with the exercise of options with exercise prices of $0.15 and $0.28 per share in exchange for $47,162.

In December 2010, the Company granted five year options to purchase 220,000 shares of common stock at an exercise price of $0.48 to employees of the Company&#65533;s 52.6% owned subsidiary.  The options vested immediately.

In December 2010, the Company granted five year options to purchase 2,000,000, 950,000, 500,000 and 300,000, respectively, shares of common stock to its then Executive Vice President of Engineering, Chief Operating Officer, Chief Financial Officer and Vice President of Administration.  Of the options granted, 1,000,000, 450,000, 250,000 and 150,000 vested immediately with the remainder vesting on June 30, and December 31, 2011. The options are exercisable at $0.48 per share.

Non-Employee Fixed Non-Plan

	For the Years Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	1,435,714	$0.53	2,353,714	$0.33	3,803,714	$0.59

Granted	-	$-	700,000	$0.64	-	$-

Exercised	-	$-	(1,618,000)	$0.28	(193,548)	$1.00

Forfeited	-	$-	-	$-	(806,452)	$1.00

Expired	-	$-	-	$-	(450,000)	$1.04

Outstanding at end of year	1,435,714	$0.53	1,435,714	$0.53	2,353,714	$0.33

Exercisable at end of year	1,435,714	$0.53	1,185,714	$0.51	2,344,784	$0.33

Outstanding
Weighted average remaining contractual term		2.11		3.12		1.06
Aggregate intrinsic value		$-		$4,714		$357,743
Weighted average grant date fair value		N/A		$0.50		N/A

Exercisable
Weighted average remaining contractual term		2.11		2.92		1.06
Aggregate intrinsic value		$-		$4,714		$357,386

2011

On January 5, 2011, the Company issued five-year options to purchase 200,000 shares of common stock at an exercise price of $0.61 per share to its legal counsel for past services.  The options vested immediately.

On January 20, 2011, the Company issued five-year options to purchase 500,000 shares of common stock at an exercise price of $0.65 per share to an individual as a finder&#65533;s fee related to the Hydrozonix Agreement.  The options vested 50% upon the signing of the definitive agreement with the remainder vesting upon the completion of the eighth EF80 unit, approximately one year.

During the three months ended March 31, 2011, the Company issued 418,000 shares of common stock in exchange for $117,040 in connection with the exercise of options with exercise prices of $0.28 per share.  In addition, the Company issued 705,883 shares of common stock in connection with the cashless exercise of options to purchase 1,200,000 shares of common stock at an exercise price of $0.28 per share and based upon a market price of the Company&#65533;s common stock of $0.68 per share.

2010

In June 2010, the Company issued 193,548 shares of common stock in exchange for options to purchase 1,000,000 shares of common stock in connection with the cashless exercise of options with an exercise price of $1.00 per share and based on a market value of the Company&#65533;s common stock of $1.24 per share.

Warrants

The following table summarizes warrant activity for the years ended December 31, 2012, 2011 and 2010:

	For the Years Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price

Outstanding at beginning of year	17,872,171	$0.46	19,179,489	$0.43	32,588,207	$0.51

Granted	-	$-	1,160,714	$0.70	773,099	$0.84

Exercised	(8,379,686)	$0.18	(1,868,632)	$0.27	(10,625,324)	$0.25

Forfeited	-	$0.40	-	$-	(2,594,121)	$0.60

Exchanged, net	-	$-	-	$-	2,063,000	$0.69

Expired	(3,428,000)	$0.75	(599,400)	$0.53	(3,025,372)	$1.19

Outstanding at end of year	6,064,485	$0.58	17,872,171	$0.46	19,179,489	$0.43

Exercisable at end of year	6,064,485	$0.58	17,872,171	$0.46	19,179,489	$0.43

Outstanding and exercisable
Weighted average remaining contractual term		1.54		1.16		1.70
Aggregate intrinsic value		$557,245		$2,089,266		$2,894,789

A summary of the outstanding warrants previously issued for financing and services as of December 31, 2012 is presented below:

Warrants

Warrants issued for financing	5,753,056
Warrants issued for services	311,429
Outstanding at December 31, 2012	6,064,485

Grants and Exercises

2012

During the year ended December 31, 2012, the Company issued 532,500 shares of common stock in exchange for $131,625 in connection with the exercise of warrants with exercises prices ranging from $0.15 to $0.60 per share.  In addition, the Company issued 2,511,944 shares of common stock in connection with the cashless exercise of warrants to purchase 7,904,186 shares of common stock at exercise prices ranging from $0.15 to $0.60 per share based upon market prices of the Company's common stock ranging from $0.349 to $0.648 per share.

In March of 2012, the Company provided an option to extend the expiration date of certain warrants for a period of one year, or surrender the warrants in a cashless exercise.  The arrangement called for holders of warrants at exercise prices of $0.60 and $0.75 to extend such warrants for one year at a cost of $0.20 and $0.14, respectively.  Holders of 320,000 and 310,000 $0.60 warrants and $0.75 warrants, respectively opted to extend their expiration date for one year at an aggregate cost of $107,400.  Given the stock closing price at quarter-end of $0.61, the remainder of the $0.60 warrants were converted in cashless exercises, resulting in the issuance of 69,914 shares of common stock (as discussed above), while warrants to acquire 3,428,000 shares of common stock for $0.75 per share expired.

2011

During the three months ended March 31, 2011, the Company issued 642,800 shares of common stock in exchange for $179,984 in connection with the exercise of warrants with exercise prices of $0.28 per share.  In addition, the Company issued 470,588 shares of common stock in connection with the cashless exercise of options to purchase 800,000 shares of common stock at an exercise price of $0.28 per share and based upon a market price of the Company&#65533;s common stock of $0.68 per share.

During the three months ended June 30, 2011, the Company issued 66,666 shares of common stock upon the exercise of warrants with an exercise price of $0.15 per share resulting in proceeds to the Company of $10,000.

During the three months ended September 30, 2011, the Company issued 50,000 shares of common stock upon the exercise of warrants with an exercise price of $0.25 per share resulting in proceeds to the Company of $12,500.

During the three months ended December 31, 2011, the Company issued 309,166 shares of common stock upon the exercise of warrants with exercise prices between $0.15 and $0.25 per share resulting in proceeds to the Company of $73,958.

During the first quarter of 2011, the Company issued five year warrants to purchase 767,857 shares of common stock with an exercise price of $0.70 per share in connection with the issuance of convertible notes with an aggregate principal value of $1,075,000.  See Note 7.  The warrants were valued using the BSM option pricing model with expected terms of 5 years, volatility ranging from 100.73% to 112.55% and discounts rates from 1.95% to 2.06%.  The relative fair value of these warrants, $270,259, was recorded as a debt discount and is being amortized to interest expense over the term of the notes.

In addition, in January 2011, the Company issued five year warrants to purchase 392,857 shares of common stock with an exercise price of $0.70 per share in connection with the issuance of a convertible original issue discount note in the amount of $550,000.  See Note 7.  The warrants were valued using the BSM option pricing model with an expected term of 5 years, a volatility of 105.08% and a discount rate of 1.97%.  The relative fair value of these warrants, $145,492, plus the original issue discount of $50,000 was recorded as debt discount and is being amortized to interest expense over the term of the note.

2010

During the three months ended March 31, 2010, the Company issued 1,018,445 shares of common stock in exchange for $230,840 in connection with the exercise of warrants with exercise prices of between $0.15 and $0.28 per share.

In addition, holders of warrants received in connection with a bridge financing in 2005 were offered the right to modify their current warrants for new warrants with an extended term and a new exercise price in exchange for the payment of $0.10 per warrant modified.  Warrants with exercise prices of $1.00 and $1.25 were offered to modify the exercise price to $0.60 and $0.75, respectively, and the expiration date of all the warrants modified was extended to March 31, 2012.  At the time the exchange was offered to the warrant holders, the new warrant exercise prices were above the market value of the Company&#65533;s common stock. During the three months ended March 31, 2010, the Company received $617,168 in cash, an additional $20,182 in debt forgiveness and 6,373,500 old warrants in exchange for 6,373,500 new warrants in connection with the warrant exchange program.   During the three months ended June 30, 2010, the Company received an additional $139,800 and 1,414,000 old warrants in exchange for 1,414,000 new warrants in connection with the warrant exchange program.

During the three months ended June 30, 2010, the Company issued 2,489,584 shares of common stock in exchange for $477,121 in connection with the exercise of warrants with exercise prices between $0.07 and $0.75 per share.

During the three months ended June 30, 2010, the Company issued 6,718,483 shares of common stock in exchange for warrants to purchase 9,598,688 shares of common stock in connection with the cashless exercise of options with exercise prices ranging from $0.15 to $1.25 per share and based on market values of the Company&#65533;s common stock ranging from $0.80 to $1.73 per share.

During the three months ended September 30, 2010, the Company issued 294,613 shares of common stock via the cashless exercise of warrants to purchase 380,000 shares of common stock with exercise prices from $0.15 to $0.25 per share at market values for the Company&#65533;s common stock from $0.80 to $1.05 per share.

 During the three months ended September 30, 2010, the Company issued five year warrants to purchase 353,896 shares of common stock at an exercise price of $1.00 per share in connection with the sale of stock and warrants to three investors for $545,000.

In December 2010, the Company issued five year warrants to purchase 303,571 shares of common stock with an exercise price of $0.70 per share in connection with the issuance of convertible notes with an aggregate principal amount of $425,000.

In December 2010, the Company issued 61,429 five year warrants to purchase common stock at an exercise price of $0.70 per share in connection with an exchange of stock and warrants in settlement of accounts payable.